Condensed Consolidating Financial Information (Details) - USD ($) $ in Millions	May 31, 2017	Feb. 28, 2017	May 31, 2016	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Condensed Financial Statements, Captions [Line Items]
Percentage of parent ownership of subsidiary guarantors	100.00%	100.00%
Current assets:
Cash and cash equivalents	$ 199.1	$ 177.4	$ 167.3	$ 83.1	$ 110.1	$ 63.9
Accounts receivable	832.0	737.0		732.5
Inventories	1,936.9	1,955.1		1,851.6
Intercompany receivable	0.0	0.0		0.0
Prepaid expenses and other	392.5	360.5		310.4
Total current assets	3,360.5	3,230.0		2,977.6
Property, plant and equipment	4,186.9	3,932.8		3,333.4	2,681.6
Investments in subsidiaries	0.0	0.0		0.0
Goodwill	7,972.3	7,920.5		7,138.6	6,208.2
Intangible assets	3,289.7	3,377.7		3,403.8
Intercompany notes receivable	0.0	0.0		0.0
Other assets	150.0	141.4		111.6
Total assets	18,959.4	18,602.4		16,965.0	15,093.0
Current liabilities:
Notes payable to banks	988.1	606.5		408.3
Current maturities of long-term debt	146.2	910.9		856.7
Accounts payable	558.8	559.8		429.3
Accrued excise taxes		44.6		33.6
Intercompany payable	0.0	0.0		0.0
Other accrued expenses and liabilities		575.8		544.4
Total current liabilities	2,182.4	2,697.6		2,272.3
Long-term debt, less current maturities	8,077.2	7,720.7		6,816.2
Deferred income taxes	1,135.5	1,133.6		1,022.2
Intercompany notes payable	0.0	0.0		0.0
Other liabilities	166.5	165.7		162.5
Total liabilities	11,561.6	11,717.6		10,273.2
Total CBI stockholders’ equity	7,389.7	6,891.2		6,559.6
Noncontrolling interests	8.1	(6.4)		132.2
Total stockholders’ equity	7,397.8	6,884.8		6,691.8	5,881.3	4,981.3
Total liabilities and stockholders’ equity	18,959.4	18,602.4		16,965.0
Other accrued expenses and liabilities	489.3	620.4
Eliminations [Member]
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable	0.0	0.0		0.0
Inventories	(183.5)	(166.6)		(127.3)
Intercompany receivable	(70,447.1)	(67,177.8)		(52,935.2)
Prepaid expenses and other	(80.0)	15.8		(123.3)
Total current assets	(70,710.6)	(67,328.6)		(53,185.8)
Property, plant and equipment	0.0	0.0		0.0
Investments in subsidiaries	(23,306.4)	(22,602.7)		(21,572.4)
Goodwill	0.0	0.0		0.0
Intangible assets	0.0	0.0		2.1
Intercompany notes receivable	(7,308.3)	(7,230.0)		(6,773.6)
Other assets	0.0	0.0		0.0
Total assets	(101,325.3)	(97,161.3)		(81,529.7)
Current liabilities:
Notes payable to banks	0.0	0.0		0.0
Current maturities of long-term debt	0.0	0.0		0.0
Accounts payable	0.0	0.0		0.0
Accrued excise taxes		0.0		0.0
Intercompany payable	(70,447.1)	(67,177.8)		(52,935.2)
Other accrued expenses and liabilities		(28.9)		(164.5)
Total current liabilities	(70,555.4)	(67,206.7)		(53,099.7)
Long-term debt, less current maturities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Intercompany notes payable	(7,308.3)	(7,230.0)		(6,773.6)
Other liabilities	0.0	0.0		0.0
Total liabilities	(77,863.7)	(74,436.7)		(59,873.3)
Total CBI stockholders’ equity	(23,461.6)	(22,724.6)		(21,656.4)
Noncontrolling interests	0.0	0.0		0.0
Total stockholders’ equity	(23,461.6)	(22,724.6)		(21,656.4)
Total liabilities and stockholders’ equity	(101,325.3)	(97,161.3)		(81,529.7)
Other accrued expenses and liabilities	(108.3)	(28.9)
Parent Company [Member]
Current assets:
Cash and cash equivalents	32.6	9.6	21.2	6.0	24.5	0.5
Accounts receivable	1.7	2.4		0.4
Inventories	170.8	162.3		151.6
Intercompany receivable	22,784.6	21,894.2		16,759.0
Prepaid expenses and other	90.6	40.4		29.6
Total current assets	23,080.3	22,108.9		16,946.6
Property, plant and equipment	70.1	69.5		63.2
Investments in subsidiaries	17,551.5	16,965.2		16,384.0
Goodwill	0.0	0.0		0.0
Intangible assets	0.0	0.0		0.0
Intercompany notes receivable	5,129.9	5,074.5		4,705.9
Other assets	17.8	17.9		20.0
Total assets	45,849.6	44,236.0		38,119.7
Current liabilities:
Notes payable to banks	485.0	231.0		0.0
Current maturities of long-term debt	4.5	767.9		765.6
Accounts payable	35.7	47.6		37.7
Accrued excise taxes		17.8		14.7
Intercompany payable	32,047.5	30,722.8		24,929.8
Other accrued expenses and liabilities		252.4		349.1
Total current liabilities	32,774.5	32,039.5		26,096.9
Long-term debt, less current maturities	5,638.1	5,260.2		5,421.4
Deferred income taxes	13.6	13.3		11.9
Intercompany notes payable	0.0	0.0		0.0
Other liabilities	33.7	31.8		29.9
Total liabilities	38,459.9	37,344.8		31,560.1
Total CBI stockholders’ equity	7,389.7	6,891.2		6,559.6
Noncontrolling interests	0.0	0.0		0.0
Total stockholders’ equity	7,389.7	6,891.2		6,559.6
Total liabilities and stockholders’ equity	45,849.6	44,236.0		38,119.7
Other accrued expenses and liabilities	201.8	270.2
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	6.4	5.3	6.4	3.6	0.5	0.7
Accounts receivable	9.8	18.1		21.8
Inventories	1,425.9	1,456.6		1,345.8
Intercompany receivable	31,848.6	30,298.2		24,420.0
Prepaid expenses and other	62.7	69.1		57.1
Total current assets	33,353.4	31,847.3		25,848.3
Property, plant and equipment	680.0	680.1		636.0
Investments in subsidiaries	268.6	267.2		202.3
Goodwill	6,185.6	6,185.5		6,184.2
Intangible assets	722.1	810.2		863.3
Intercompany notes receivable	2,178.4	2,155.5		2,067.7
Other assets	4.9	4.5		3.6
Total assets	43,393.0	41,950.3		35,805.4
Current liabilities:
Notes payable to banks	0.0	0.0		0.0
Current maturities of long-term debt	15.0	16.2		18.0
Accounts payable	147.5	57.5		45.6
Accrued excise taxes		26.0		14.7
Intercompany payable	24,308.6	23,203.3		17,889.6
Other accrued expenses and liabilities		177.5		186.3
Total current liabilities	24,745.4	23,480.5		18,154.2
Long-term debt, less current maturities	8.1	11.8		15.6
Deferred income taxes	687.4	698.0		615.7
Intercompany notes payable	4,690.1	4,639.4		4,619.8
Other liabilities	10.6	8.9		16.8
Total liabilities	30,141.6	28,838.6		23,422.1
Total CBI stockholders’ equity	13,251.4	13,111.7		12,383.3
Noncontrolling interests	0.0	0.0		0.0
Total stockholders’ equity	13,251.4	13,111.7		12,383.3
Total liabilities and stockholders’ equity	43,393.0	41,950.3		35,805.4
Other accrued expenses and liabilities	274.3	203.5
Subsidiary Nonguarantors [Member]
Current assets:
Cash and cash equivalents	160.1	162.5	$ 139.7	73.5	$ 85.1	$ 62.7
Accounts receivable	820.5	716.5		710.3
Inventories	523.7	502.8		481.5
Intercompany receivable	15,813.9	14,985.4		11,756.2
Prepaid expenses and other	319.2	235.2		347.0
Total current assets	17,637.4	16,602.4		13,368.5
Property, plant and equipment	3,436.8	3,183.2		2,634.2
Investments in subsidiaries	5,486.3	5,370.3		4,986.1
Goodwill	1,786.7	1,735.0		954.4
Intangible assets	2,567.6	2,567.5		2,538.4
Intercompany notes receivable	0.0	0.0		0.0
Other assets	127.3	119.0		88.0
Total assets	31,042.1	29,577.4		24,569.6
Current liabilities:
Notes payable to banks	503.1	375.5		408.3
Current maturities of long-term debt	126.7	126.8		73.1
Accounts payable	375.6	454.7		346.0
Accrued excise taxes		0.8		4.2
Intercompany payable	14,091.0	13,251.7		10,115.8
Other accrued expenses and liabilities		174.8		173.5
Total current liabilities	15,217.9	14,384.3		11,120.9
Long-term debt, less current maturities	2,431.0	2,448.7		1,379.2
Deferred income taxes	434.5	422.3		394.6
Intercompany notes payable	2,618.2	2,590.6		2,153.8
Other liabilities	122.2	125.0		115.8
Total liabilities	20,823.8	19,970.9		15,164.3
Total CBI stockholders’ equity	10,210.2	9,612.9		9,273.1
Noncontrolling interests	8.1	(6.4)		132.2
Total stockholders’ equity	10,218.3	9,606.5		9,405.3
Total liabilities and stockholders’ equity	31,042.1	29,577.4		$ 24,569.6
Other accrued expenses and liabilities	$ 121.5	$ 175.6